UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MUNI AND STOCK ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS--36.9%
                   CONSUMER DISCRETIONARY--1.9%
        43,500     CBS Corp. - Class B                                                                                 $   1,355,895
        47,700     Dollar General Corp.                                                                                      808,038
        30,000     Gap (The), Inc.                                                                                           575,100
        94,000     Jones Apparel Group, Inc.                                                                               3,211,040
        29,100     Mattel, Inc.                                                                                              708,876
       135,500     McDonald's Corp.                                                                                        6,009,425
        29,300     Regal Entertainment Group                                                                                 659,250
                      TOTAL                                                                                               13,327,624
                   CONSUMER STAPLES--3.5%
        56,900     Altria Group, Inc.                                                                                      4,972,491
        27,100     Anheuser-Busch Cos., Inc.                                                                               1,381,287
       100,930     Coca-Cola Co.                                                                                           4,832,528
        32,010     Colgate-Palmolive Co.                                                                                   2,186,283
        40,630     Kimberly-Clark Corp.                                                                                    2,819,722
        57,750     Kraft Foods, Inc., Class A                                                                              2,016,630
        21,100     Loews Corp. - Carolina Group                                                                            1,446,194
       159,260     Unilever PLC, ADR                                                                                       4,349,391
        30,340     Wal-Mart Stores, Inc.                                                                                   1,446,915
                      TOTAL                                                                                               25,451,441
                   ENERGY--5.4%
        67,350     BP PLC, ADR                                                                                             4,277,398
       121,700     Chevron Corp.                                                                                           8,869,496
        42,700     ENI SpA, ADR                                                                                            2,752,869
       123,000     Enbridge Inc.                                                                                           3,960,600
       126,100     Exxon Mobil Corp.                                                                                       9,344,010
        12,000     GlobalSantaFe Corp.                                                                                       696,120
        14,600     Kinder Morgan, Inc.                                                                                     1,547,600
        75,300     Royal Dutch Shell PLC                                                                                   5,139,225
        35,000     Total SA, ADR, Class B                                                                                  2,381,750
                      TOTAL                                                                                               38,969,068
                   FINANCIALS--11.5%
        68,800     Ace, Ltd.                                                                                               3,975,264
        83,300     Allstate Corp.                                                                                          5,011,328
        49,260     BB&T Corp.                                                                                              2,081,728
       226,191     Bank of America Corp.                                                                                  11,893,123
        69,270     Bank of New York Co., Inc.                                                                              2,771,493
       248,200     Citigroup, Inc.                                                                                        13,683,266
        43,650     Federal Home Loan Mortgage Corp.                                                                        2,834,195
        28,700     Federal National Mortgage Association                                                                   1,622,411
        34,000     First Horizon National Corp.                                                                            1,482,400
        27,000     Gallagher (Arthur J.) & Co.                                                                               774,090
        49,600     MBIA, Inc.                                                                                              3,562,768
        61,300     Morgan Stanley                                                                                          5,075,027
        19,900     National City Corp.                                                                                       753,215
        25,100     Nationwide Financial Services, Inc., Class A                                                            1,371,715
        27,600     PartnerRe Ltd.                                                                                          1,876,800
        10,500     RenaissanceRe Holdings Ltd.                                                                               559,335
        66,400     Sun Life Financial Services of Canada                                                                   2,849,224
        30,000     UBS AG - U.S. issue                                                                                     1,890,300
       175,010     Wachovia Corp.                                                                                          9,888,065
        13,950     Washington Mutual, Inc.                                                                                   622,031
       212,500     Wells Fargo & Co.                                                                                       7,633,000
        12,400     XL Capital Ltd., Class A                                                                                  855,600
                      TOTAL                                                                                               83,066,378
                   HEALTH CARE-3.9%
        28,890     Abbott Laboratories                                                                                     1,531,170
        41,200     Biovail Corp.                                                                                             839,656
        79,840     GlaxoSmithKline PLC, ADR                                                                                4,321,739
        84,050     Johnson & Johnson                                                                                       5,614,540
        13,390     Lilly (Eli) & Co.                                                                                         724,667
       398,970     Pfizer, Inc.                                                                                           10,468,973
       100,500     Wyeth                                                                                                   4,965,705
                      TOTAL                                                                                               28,466,450
                   INDUSTRIALS--2.5%
        16,700     3M Co.                                                                                                  1,240,810
        29,700     Avery Dennison Corp.                                                                                    2,030,292
        22,900     Chicago Bridge & Iron Co., N.V.                                                                           680,588
        13,100     Dover Corp.                                                                                               649,760
       105,300     General Electric Co.                                                                                    3,796,065
        13,500     Illinois Tool Works, Inc.                                                                                 688,365
        71,430     Ingersoll-Rand Co., Class A                                                                             3,062,918
        69,600     Northrop Grumman Corp.                                                                                  4,937,424
        22,000     Waste Management, Inc.                                                                                    835,560
                      TOTAL                                                                                               17,921,782
                   INFORMATION TECHNOLOGY--1.2%
        42,200     Analog Devices, Inc.                                                                                    1,382,050
        14,100     Diebold, Inc.                                                                                             653,535
        62,000     Linear Technology Corp.                                                                                 1,918,900
        66,900     Maxim Integrated Products, Inc.                                                                         2,060,520
       129,500     Nokia Oyj, ADR, Class A                                                                                 2,861,950
                      TOTAL                                                                                                8,876,955
                   MATERIALS--1.4%
        20,500     Ashland, Inc.                                                                                           1,425,775
        13,900     Freeport-McMoRan Copper & Gold, Inc., Class B                                                             799,389
        57,100     International Flavors & Fragrances, Inc.                                                                2,768,208
        17,700     PPG Industries, Inc.                                                                                    1,173,333
        28,800     Packaging Corp. of America                                                                                657,792
         8,100     Rio Tinto PLC, ADR                                                                                      1,751,301
        34,000     Rohm & Haas Co.                                                                                         1,770,040
                      TOTAL                                                                                               10,345,838
                   TELECOMMUNICATION SERVICES--3.8%
       397,510     AT&T, Inc.                                                                                             14,958,301
        40,430     Deutsche Telekom AG, ADR                                                                                  711,972
        79,720     Embarq Corp.                                                                                            4,425,257
        39,100     NTT Docomo Inc. - Spon. ADR                                                                               593,538
        75,620     Verizon Communications                                                                                  2,912,882
       252,518     Windstream Corp.                                                                                        3,757,468
                      TOTAL                                                                                               27,359,418
                   UTILITIES--1.8%
        75,890     Duke Energy Corp.                                                                                       1,494,274
        52,800     Edison International                                                                                    2,374,944
        52,000     Energy East Corp.                                                                                       1,249,040
        11,000     FirstEnergy Corp.                                                                                         652,630
        80,500     SCANA Corp.                                                                                             3,277,960
        57,800     Scottish & Southern Energy PLC, ADR                                                                     1,719,550
        39,600     TXU Corp.                                                                                               2,141,568
                      TOTAL                                                                                               12,909,966
                      TOTAL COMMON STOCKS (IDENTIFIED COST $228,181,831)                                                 266,694,920
                   MUNICIPAL BONDS--58.2%
                   ALABAMA--1.2%
  $  1,000,000     Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series            1,065,610
                   2002A), 5.250%, (FGIC INS), 05/01/2023
     2,000,000     Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist            2,032,560
                   Health System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030
     1,650,000     Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%,               1,691,712
                   06/01/2025
     1,000,000     Mobile, AL Water & Sewer Commissioners Board, Water & Sewer Revenue Bonds (Series 2002), 5.250%,        1,054,800
                   (FGIC INS), 01/01/2020
     1,370,000     Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist        1,414,730
                   Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024
     1,500,000     University of Alabama Board of Trustees, (University of Alabama at Birmingham), Hospital Revenue        1,547,190
                   Bonds (Series-A), 5.000%, 09/01/2036
                      TOTAL                                                                                                8,806,602
                   ALASKA--0.3%
     1,000,000     Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), 5.250%, (MBIA Insurance Corp. INS),           1,070,950
                   12/01/2022
     1,000,000     Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022               1,070,950
                      TOTAL                                                                                                2,141,900
                   ARIZONA--0.4%
     2,000,000     Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A),         2,119,300
                   5.000%, (FSA INS), 07/01/2020
       850,000     Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series               854,998
                   2004A), 5.375%, 12/01/2013
                      TOTAL                                                                                                2,974,298
                   ARKANSAS--0.3%
     1,000,000     Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%,           1,024,960
                   01/01/2021
     1,000,000     University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS),               1,051,720
                   11/01/2026
                      TOTAL                                                                                                2,076,680
                   CALIFORNIA--5.6%
     2,000,000     California Educational Facilities Authority, (California College of the Arts), Revenue Bonds            2,038,080
                   (Series 2005), 5.000%, 06/01/2035
       570,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),           597,725
                   4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
     3,000,000     California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series          3,170,010
                   2005J: Corcoran Facility), 5.000%, 01/01/2021
       315,000     California State, UT GO Bonds, 5.250%, 02/01/2019                                                         335,976
     1,265,000     California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030            1,401,253
        70,000     California State, UT GO Bonds, 5.500%, 04/01/2030                                                          76,028
     1,500,000     California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024                                       1,583,430
       250,000     California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018                                         268,647
       800,000     California State, Various Purpose UT GO Bonds, 5.500%, 11/01/2033                                         868,840
       900,000     California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021                                         946,746
       300,000     California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019                                         322,008
       165,000     California State, Various Purpose UT GO Bonds, 5.500%, (United States Treasury PRF                        182,772
                   4/1/2014@100), 04/01/2030
     1,500,000     California Statewide Communities Development Authority, (Kaiser Permanente), Revenue Bonds              1,554,360
                   (Series 2007A), 5.000%, 04/01/2031
     1,250,000   1 California Statewide Communities Development Authority, (Thomas Jefferson School of Law),               1,272,300
                   Refunding Revenue Bonds (Series 2005B), 4.875%, 10/01/2031
       695,000     Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (FGIC INS), 07/01/2023           762,248
       860,000     Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp.           904,230
                   INS), 09/01/2023
     4,500,000     Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement          4,645,170
                   Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045
     1,000,000     Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced          1,050,200
                   Asset Backed Revenue Bonds (Series 2003B), 5.375%, (United States Treasury PRF 6/1/2010@100),
                   06/01/2028
       220,000     Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced            220,213
                   Revenue Bonds (Series 2005A), 5.000%, 06/01/2016
     7,000,000     Murrieta Valley, CA United School District Public Financing Authority, Special Tax Revenue Bonds        7,118,370
                   (2006 Series A), 4.750%, (Assured Guaranty Corp. INS), 09/01/2036
     3,665,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),           3,888,638
                   5.250%, (Radian Asset Assurance INS), 09/01/2037
     1,000,000     Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS),             1,049,880
                   11/01/2026
     4,000,000     University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS),                  4,224,600
                   05/15/2023
     1,545,000     Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (MBIA              1,655,591
                   Insurance Corp. INS), 09/01/2023
                      TOTAL                                                                                               40,137,315
                   COLORADO--3.2%
     1,250,000     Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds,         1,333,650
                   5.250%, (XL Capital Assurance Inc. INS), 06/01/2024
     1,500,000     Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project),            1,609,260
                   Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 08/15/2019
     1,000,000     Colorado Health Facilities Authority, (Christian Living Communities), Revenue Bonds (Series             1,043,010
                   2006A), 5.750%, 01/01/2037
     4,250,000     Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds            4,295,092
                   (Series 2005), 5.000%, 12/01/2035
       760,000     Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health               786,577
                   Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034
       215,000     Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health               226,328
                   Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023
     1,250,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, 12/01/2034                                 1,343,275
       900,000     Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States            962,181
                   Treasury PRF 12/1/2013@100), 12/01/2021
     5,000,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.125%, (XL               5,342,200
                   Capital Assurance Inc. INS), 12/01/2024
     1,000,000     Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, 12/01/2033                               1,110,900
     1,750,000     Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian        1,841,070
                   Asset Assurance INS), 12/01/2023
     1,000,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.250%, 12/01/2035                 1,066,230
     1,000,000     Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.125%,              1,043,890
                   12/01/2035
     1,230,000     Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.250%, 12/01/2035                1,305,227
                      TOTAL                                                                                               23,308,890
                   CONNECTICUT--0.1%
       600,000     Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C),               630,300
                   5.125%, (Radian Asset Assurance INS), 07/01/2030
                   DELAWARE--0.0%
       200,000     Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series             212,746
                   2004A), 5.500%, 06/01/2024
                   DISTRICT OF COLUMBIA--1.9%
     3,230,000     District of Columbia, (Howard University), Refunding & Revenue Bonds (Series 2006A), 5.000%,            3,414,950
                   (AMBAC INS), 10/01/2026
     5,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.000%, (FGIC INS), 02/01/2031           5,255,100
     1,000,000     District of Columbia, COPs, 5.000%, (FGIC INS), 01/01/2018                                              1,064,310
     3,780,000     District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 06/01/2027               3,971,570
                      TOTAL                                                                                               13,705,930
                   FLORIDA--2.8%
       900,000     Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational          956,385
                   Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029
       100,000     Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%,                 99,765
                   05/01/2011
       660,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               666,626
                   2005), 5.450%, 05/01/2036
     2,275,000     Florida State Department of Children & Families, (Florida State), (South Florida Evaluation             2,399,170
                   Treatment Center) COPs, 5.000%, 10/01/2020
     3,000,000     Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance        3,168,060
                   Corp. INS), 05/01/2027
       500,000     Highlands County, FL Health Facilities Authority, (Adventist Health (United States Treasury PRF           535,985
                   11/15/2012@100), System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B),
                   5.250%, 11/15/2023
       750,000     Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue             819,795
                   Bonds (Series 2001A), 6.700%, 11/15/2019
       500,000     Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds                518,960
                   (Series 2003B), 5.125%, 11/15/2024
       600,000     Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds                622,830
                   (Series 2003C), 5.250%, 11/15/2033
       500,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A),                537,280
                   6.000%, 05/01/2024
       470,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%,              508,982
                   05/01/2020
     2,500,000     Port St. Lucie, FL Community Redevelopment Agency, Revenue Bonds, 5.000%, (MBIA Insurance Corp.         2,662,850
                   INS), 01/01/2019
     1,130,000     St. Johns County, FL IDA, (Presbyterian Retirement Communities ), First Mortgage Revenue Bonds          1,224,231
                   (Series 2004A), 5.850%, 08/01/2024
     1,760,000     Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006),            1,779,694
                   5.400%, 05/01/2037
       750,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             771,300
                   2005B), 5.250%, 05/01/2016
     2,500,000     Village Center Community Development District, FL, Recreational Revenue Bonds (Series 2003A),           2,609,450
                   5.000%, (MBIA Insurance Corp. INS), 11/01/2032
       500,000     Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment             523,755
                   Bonds (Series 2006), 5.650%, 05/01/2037
                      TOTAL                                                                                               20,405,118
                   GEORGIA--0.2%
       615,000     Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%,             633,339
                   01/01/2030
       300,000     Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds,               312,993
                   5.700%, 12/01/2015
       750,000     Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A),          792,030
                   6.125%, 02/15/2026
                      TOTAL                                                                                                1,738,362
                   ILLINOIS--3.2%
       625,000     Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds                 635,300
                   (Series 2005), 0% Step Coupon 5.90% @ 09/01/2007, 03/01/2027
     2,615,000     Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS),              2,795,121
                   07/01/2017
     5,000,000     Chicago, IL Metropolitan Water Reclamation District, Refunding UT GO Bonds, 5.000%, 12/01/2028          5,290,100
     3,000,000     Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A),              3,141,600
                   5.000%, (MBIA Insurance Corp. INS), 01/01/2026
     1,180,000     Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series              1,270,412
                   2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026
     1,500,000     Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2025                  1,573,785
     1,000,000     Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026                  1,047,900
       415,000     DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036           432,193
     1,000,000     Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A),           1,028,270
                   5.625%, 02/15/2037
     3,250,000     Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A),           3,373,240
                   5.000%, 04/01/2031
       875,000     Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%,            927,955
                   05/15/2025
       625,000     Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%,            663,156
                   05/15/2037
     1,000,000     Illinois Health Facilities Authority, (Tabor Hills Supportive Living LLC), Revenue Bonds (Series        1,015,220
                   2006), 5.250%, 11/15/2036
                      TOTAL                                                                                               23,194,252
                   INDIANA--1.2%
     2,500,000     Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue          2,601,525
                   Bonds (Series 2005), 5.250%, 11/15/2035
     2,600,000     Indiana Health Facility Financing Authority, (Clarian Health Partners, Inc.), Hospital Revenue          2,681,978
                   Refunding Bonds (Series 2006B), 5.000%, 02/15/2026
       700,000     Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana),                 758,296
                   Hospital Revenue Bonds (Series 2004A), 6.250%, 03/01/2025
     2,500,000     St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities           2,554,075
                   Revenue Bonds (Series 2005), 5.375%, 02/15/2034
                      TOTAL                                                                                                8,595,874
                   IOWA--0.1%
       375,000     Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement              382,601
                   Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027
       500,000     Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%,                    516,010
                   11/15/2018
                      TOTAL                                                                                                  898,611
                   KANSAS--0.3%
     2,000,000     Lawrence, KS, (Lawrence Memorial Hospital), Hospital Revenue Bonds (Series 2006), 5.125%,               2,093,440
                   07/01/2036
                   KENTUCKY--0.1%
       390,000     Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds                 429,905
                   (Series 2000A), 6.625%, (United States Treasury PRF 10/1/2010@101), 10/01/2028
       110,000     Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds                 121,136
                   (Series 2000A), 6.625%, 10/01/2028
                      TOTAL                                                                                                  551,041
                   LOUISIANA--1.5%
     5,435,000     Louisiana Public Facilities Authority, (Millenium Housing LLC ), Revenue Bonds, 4.750%, (CDC            5,503,155
                   IXIS Financial Guaranty NA INS), 11/01/2032
     3,000,000     Louisiana State, (Louisiana State Gas & Fuels), Gasoline & Fuels Tax Revenue Bonds (Series              3,058,320
                   2006A), 4.750%, (FSA INS), 05/01/2039
     1,000,000     Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds,             1,019,090
                   5.300%, 10/01/2018
     1,000,000     St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding              1,029,400
                   Revenue Bonds (Series 1998), 5.350%, 12/01/2013
                      TOTAL                                                                                               10,609,965
                   MAINE--0.5%
     3,645,000     Maine Health & Higher Educational Facilities Authority, (Central Maine Medical Center), Revenue         3,823,459
                   Bonds (Series 2005B), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030
                   MARYLAND--0.8%
     4,000,000     Maryland State Health & Higher Educational Facilities Authority, (Civista Medical Center),              4,129,880
                   Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 07/01/2037
       750,000     Maryland State Health & Higher Educational Facilities Authority, (King Farm Presbyterian                  751,328
                   Retirement Community), Revenue Bonds (Series 2007B), 5.000%, 01/01/2017
       355,000     Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.),                  390,188
                   Refunding Revenue Bonds (Series 2004), 5.750%, 08/15/2016
       500,000     Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%,                533,765
                   05/01/2035
                      TOTAL                                                                                                5,805,161
                   MASSACHUSETTS--1.6%
     1,750,000     Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured           1,849,820
                   Guaranty Corp. INS), 10/01/2019
       235,000     Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 1998C), 5.750%,                241,049
                   07/15/2013
     2,000,000     Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 2002D), 6.350%,              2,150,480
                   07/15/2032
     1,000,000     Massachusetts HEFA, (Northern Berkshire Health System ), Revenue Bonds (Series 2004A), 6.375%,          1,062,140
                   07/01/2034
     4,000,000     Massachusetts School Building Authority, Sales Tax Revenue Bonds (Series 2005A), 5.000%, (FSA           4,218,760
                   INS), 08/15/2030
     2,200,000     Massachusetts State Development Finance Agency, (Western New England College), Revenue Bonds            2,299,836
                   (Series 2005A), 5.000%, (Assured Guaranty Corp. INS), 09/01/2033
                      TOTAL                                                                                               11,822,085
                   MICHIGAN--1.2%
     1,100,000     Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds,         1,208,185
                   5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018
     1,905,000     Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement            2,119,617
                   Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100),
                   04/15/2027
     1,120,000     Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding                   1,191,658
                   Environmental Improvement Revenue Bonds (Series 2002A), 5.750%, 06/01/2016
       300,000     Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital              313,317
                   Revenue Refunding Bonds (Series 2004), 6.500%, 01/01/2037
     1,000,000     Kent Hospital Finance Authority, MI, (Metropolitan Hospital), Revenue Bonds (Series 2005A),             1,108,140
                   6.250%, 07/01/2040
       500,000     Michigan State Hospital Finance Authority, (Chelsea Community Hospital), Hospital Revenue Bonds           506,735
                   (Series 2005), 5.000%, 05/15/2037
     1,000,000     Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%,            1,075,040
                   11/01/2013
     1,000,000     Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (Q-SBLF GTD), 05/01/2021        1,055,250
                      TOTAL                                                                                                8,577,942
                   MINNESOTA--0.6%
       550,000     Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series             560,676
                   2005), 5.000%, 04/01/2031
       500,000     Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group),             543,970
                   Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019
     2,000,000     St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue          2,191,300
                   Bonds (Series 2005), 6.000%, 11/15/2030
     1,000,000     St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue          1,091,880
                   Bonds (Series 2005), 6.000%, 11/15/2035
                      TOTAL                                                                                                4,387,826
                   MISSISSIPPI--1.3%
     2,060,000     Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A),           2,496,864
                   6.800%, 04/01/2022
       750,000     Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCRBs, 5.875%, 04/01/2022            758,040
     5,000,000     Mississippi Development Bank, (Municipal Energy Agency of Mississippi), Special Obligation Bonds        5,195,850
                   (Series 2006A), 5.000%, (XL Capital Assurance Inc. INS), 03/01/2041
       900,000     Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical            942,930
                   Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023
                      TOTAL                                                                                                9,393,684
                   MISSOURI--0.8%
     1,500,000     Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds              1,574,295
                   (Series 2004A), 5.250%, 12/01/2019
     2,165,000     Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds              2,224,256
                   (Series 2005A), 5.000%, 06/01/2035
     2,000,000     Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%,                  2,118,960
                   05/15/2018
                      TOTAL                                                                                                5,917,511
                   NEVADA--1.2%
     2,450,000     Clark County, NV Bond Bank, LT GO Bonds, 5.000%, (MBIA Insurance Corp. INS), 06/01/2032                 2,549,054
     1,050,000     Clark County, NV Bond Bank, LT GO Bonds, 5.000%, (United States Treasury PRF 12/1/2012@100),            1,115,877
                   06/01/2032
       250,000     Clark County, NV, (Mountains Edge SID No. 142), Limited Obligation Improvement Bonds (Series              258,608
                   2003), 5.800%, 08/01/2015
       500,000     Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005),           500,655
                   5.000%, 08/01/2025
     1,300,000   1 Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement           1,323,660
                   Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034
       250,000     Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT             252,350
                   Obligation Improvement Bonds, 5.100%, 03/01/2022
       600,000     Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT             604,962
                   Obligation Improvement Bonds, 5.125%, 03/01/2025
       655,000     Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA                  681,822
                   Insurance Corp. INS), 06/01/2027
     1,200,000     Las Vegas, NV, (Providence SID No. 607), Local Improvement Special Assessment Bonds (Series             1,240,128
                   2004), 6.250%, 06/01/2024
                      TOTAL                                                                                                8,527,116
                   NEW HAMPSHIRE--0.1%
       690,000     New Hampshire Health and Education Facilities Authority, (Havenwood-Heritage Heights), Revenue            695,513
                   Bonds (Series 2006A), 5.350%, 01/01/2026
                   NEW JERSEY--3.3%
     1,000,000     New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds (Series 2004), 5.750%,               1,074,580
                   06/15/2029
     1,000,000     New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I),        1,091,760
                   5.250%, (United States Treasury PRF 9/1/2014@100), 09/01/2028
     5,000,000     New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2005O),        5,275,450
                   5.125%, 03/01/2030
       400,000     New Jersey EDA, (Seashore Gardens Living Center), First Mortgage Refunding Revenue Bonds (Series          405,876
                   2006), 5.375%, 11/01/2036
     1,000,000     New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds          1,018,980
                   (Series 2004A), 4.800%, 11/01/2013
       300,000     New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A),               322,659
                   5.750%, 11/01/2024
       900,000     New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital),                 946,980
                   Revenue Bonds (Series 2005A), 5.500%, 07/01/2030
     4,700,000     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds               5,367,118
                   (Series 2006A), 5.500%, 12/15/2022
     3,050,000     Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF              3,581,463
                   6/1/2013@100), 06/01/2041
     5,000,000     Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1),          4,925,400
                   5.000%, 06/01/2041
                      TOTAL                                                                                               24,010,266
                   NEW MEXICO--0.1%
       500,000 1,2 Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023                                            537,845
                   NEW YORK--4.0%
       500,000     Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds          554,960
                   (Series 2004B), 7.500%, 03/01/2029
       200,000     Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022             208,644
     4,000,000     Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series          4,221,560
                   2006A), 5.000%, 11/15/2031
     2,500,000   1 New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%,            2,663,000
                   03/01/2035
     4,000,000     New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS),         3,986,720
                   03/01/2021
     1,050,000     New York City, NY IDA, (Yankee Stadium LLC), PILOT Revenue Bonds (Series 2006), 4.750%, (MBIA           1,067,346
                   Insurance Corp. INS), 03/01/2046
     1,000,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C),             1,062,690
                   5.250%, (AMBAC INS), 08/01/2022
       320,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF                350,349
                   6/1/2013@100), 06/01/2023
        55,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023                                  59,317
       350,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020                                 373,156
       800,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019                                 841,864
     1,500,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024                               1,601,850
     1,000,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025                               1,047,670
     2,215,000     New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023                             2,330,867
     2,200,000     New York City, NY, UT GO Bonds (Fiscal 2007 Series C-1), 5.000%, 01/01/2017                             2,356,222
     4,000,000 1,2 New York State Dormitory Authority, (New York Hospital Medical Center of Queens), Municipal             4,020,120
                   Securities Trust Certificates (Series 7041), (FHA INS), 08/15/2037
       500,000     Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series              536,170
                   2003A-1), 5.500%, 06/01/2018
       900,000     Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1),                 965,547
                   5.500%, 06/01/2018
       500,000     Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1),                 539,535
                   5.500%, 06/01/2022
                      TOTAL                                                                                               28,787,587
                   NORTH CAROLINA--1.0%
     1,000,000     North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing           1,075,050
                   Revenue Bonds (Series 2004A), 5.800%, 10/01/2034
     4,000,000     North Carolina Medical Care Commission, (Mission Health, Inc.), Health System Revenue Bonds             4,216,280
                   (Series 2007), 5.000%, 10/01/2025
     2,000,000     North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue         2,048,260
                   Bonds (Series 2005A), 5.650%, 10/01/2025
                      TOTAL                                                                                                7,339,590
                   OHIO--3.0%
     1,230,000     Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds         1,279,950
                   (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024
       250,000     Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue          254,318
                   Bonds (Series 2005B), 5.125%, 05/15/2025
     1,000,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,            1,093,990
                   5.250%, (FSA INS), 12/01/2022
     1,800,000     Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement        1,847,556
                   Revenue Bonds (Series 2005A), 5.125%, 07/01/2035
       500,000     Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue              510,220
                   Refunding Bonds, 5.500%, 07/01/2021
     2,000,000     Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.000%,           2,116,120
                   (FSA INS), 12/01/2034
     3,525,000     Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.250%,           3,841,193
                   (FSA INS), 12/01/2028
     1,000,000     Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds         1,053,000
                   (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011
       500,000     Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds,            533,800
                   5.500%, 12/01/2021
     1,010,000     Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds,          1,076,973
                   5.500%, 12/01/2022
     1,000,000     Ohio State Higher Educational Facilities Commission, (Mount Union College), Revenue Bonds,              1,071,160
                   5.250%, 10/01/2026
     5,125,000     Ohio State Higher Educational Facilities Commission, (University Hospitals Health System, Inc.),        5,371,871
                   Hospital Revenue Bonds (Series 2007A), 5.250%, 01/15/2046
       540,000     Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding             560,034
                   Revenue Bonds, 5.375%, (United States Treasury PRF 11/1/2008@101), 11/01/2029
       400,000     Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021                    481,456
       375,000     Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special                395,010
                   Assessment Revenue Bonds, 5.250%, 12/01/2023
                      TOTAL                                                                                               21,486,651
                   OKLAHOMA--0.4%
     2,000,000     Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility             2,028,000
                   Revenue Bonds (Series 2005), 6.000%, 11/15/2038
       515,000     Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%,               536,069
                   (AMBAC INS), 02/01/2021
                      TOTAL                                                                                                2,564,069
                   PENNSYLVANIA--2.9%
       500,000     Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022                       523,730
       500,000     Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds                591,625
                   (Series 2000B), 9.250%, 11/15/2030
       300,000     Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds                302,268
                   (Series 2002B), 5.250%, 11/15/2016
       500,000     Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue               518,510
                   Bonds (Series 1998), 5.500%, 12/01/2029
       600,000     Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue               620,352
                   Bonds (Series 1998), 5.600%, 09/01/2030
     1,300,000     Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding              1,372,059
                   Revenue Bonds (Series 2005), 5.500%, 11/01/2016
       500,000     Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS),               523,335
                   11/01/2022
       850,000     Bucks County, PA IDA, (Ann's Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A),            900,737
                   6.250%, 01/01/2035
       275,000     Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group),             275,297
                   Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009
       250,000     Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series                 253,498
                   1998A), 5.375%, 10/01/2018
     1,000,000     Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%,           1,097,430
                   (United States Treasury PRF 9/15/2013@100), 03/15/2026
     4,000,000     Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds,         4,223,200
                   5.000%, 04/15/2021
     1,000,000     Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue        1,045,330
                   Bonds, 5.375%, 08/15/2033
       500,000     Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate                  527,980
                   Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035
       250,000     Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds              257,778
                   (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/01/2026
     1,000,000     Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds,          1,037,090
                   5.250%, 05/01/2023
       500,000     Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds                537,220
                   (Series AA), 5.500%, (Radian Asset Assurance INS), 11/01/2022
       500,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System             546,195
                   Revenue Bonds (Series A), 6.250%, 01/15/2018
     1,000,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds           1,081,030
                   (Series 2001A), 6.000%, 01/15/2022
       500,000     Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds             539,370
                   (Series A), 6.000%, 01/15/2031
       250,000     Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds,               262,328
                   5.250%, (Radian Asset Assurance INS), 01/01/2027
       500,000     Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior           518,580
                   Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035
     1,265,000     Southcentral PA, General Authority, (Hanover Hospital, Inc.), Revenue Bonds, 5.000%, (Radian            1,319,977
                   Asset Assurance INS), 12/01/2020
     1,500,000     St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series            1,594,440
                   2004B), 5.375%, 11/15/2034
       500,000     Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement               525,220
                   Community Revenue Bonds (Series 2005A), 5.750%, 01/01/2026
                      TOTAL                                                                                               20,994,579
                   RHODE ISLAND--0.5%
     1,265,000     Rhode Island State Health and Educational Building Corp., (Landmark Medical Center), Hospital           1,332,640
                   Financing Refunding Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 10/01/2017
     2,000,000     Rhode Island State Health and Educational Building Corp., (Roger Williams University), Higher           2,076,740
                   Education Facility Revenue Bonds (Series 2006B), 5.000%, (Radian Asset Assurance INS),
                   11/15/2036
                      TOTAL                                                                                                3,409,380
                   SOUTH CAROLINA--3.3%
     3,000,000     Greenwood Fifty School Facilities, Inc., (Greenwood County, SC School District No. 50), 5.000%,         3,158,910
                   (Assured Guaranty Corp. INS), 12/01/2025
     3,000,000     Kershaw County, SC Public Schools Foundation, (Kershaw County, SC School District), Installment         3,149,580
                   Purchase Revenue Bonds (Series 2006), 5.000%, (CDC IXIS Financial Guaranty NA INS), 12/01/2028
       825,000     Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds            834,735
                   (Series 2006), 5.450%, 12/01/2037
     1,445,000     Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding &            1,553,375
                   Improvement Hospital Revenue Bonds, 5.750%, 11/01/2028
     6,500,000     Medical University of South Carolina Hospital Authority, (Medical University of South Carolina),        6,768,970
                   FHA Insured Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS),
                   08/15/2031
     1,745,000     Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 06/01/2020          1,893,779
     1,000,000     Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue           1,063,850
                   Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2029
     2,015,000     South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, 5.625%,               2,178,799
                   (Radian Asset Assurance INS), 07/01/2031
       275,000     South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, 11/15/2023           291,156
     1,555,000     South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A),           1,649,668
                   5.625%, 11/15/2030
     1,200,000     South Carolina Jobs-EDA, (Wesley Commons), First Mortgage Health Facilities Refunding Revenue           1,212,936
                   Bonds (Series 2006), 5.300%, 10/01/2036
                      TOTAL                                                                                               23,755,758
                   TENNESSEE--0.4%
     2,000,000     Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance),                2,128,360
                   Hospital First Mortgage Revenue Bonds (Series 2006A), 5.500%, 07/01/2031
     1,000,000     Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East             1,073,270
                   Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031
                      TOTAL                                                                                                3,201,630
                   TEXAS--4.5%
     1,000,000     Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue              1,089,490
                   Refunding Bonds (Series 2006A), 5.250%, (XL Capital Assurance Inc. INS), 01/01/2019
     1,520,000     Bexar County, HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series             1,549,625
                   2007), 5.000%, 07/01/2033
     1,000,000     Canyon, TX ISD, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (PSFG GTD),                 1,068,680
                   02/15/2024
     2,655,000     Dallas, TX ISD, Refunding Building UT GO Bonds (Series 2004A), 5.000%, (PSFG GTD), 08/15/2029           2,778,776
     1,000,000     Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series           1,097,970
                   2004A), 7.125%, 09/01/2034
     1,835,000     Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%, (AMBAC INS), 02/01/2021                       1,947,247
     1,000,000     HFDC of Central Texas, Inc., (Legacy at Willow Bend), Retirement Facility Revenue Bonds (Series         1,023,120
                   2006A), 5.750%, 11/01/2036
     1,000,000     Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027           1,047,270
     1,000,000     Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series               1,067,690
                   2003C), 5.250%, (AMBAC INS), 05/15/2018
       200,000     Matagorda County, TX Navigation District No. 1, (Centerpoint Energy Houston Electric),                    211,664
                   Collateralized Refunding Revenue Bonds, 5.600%, 03/01/2027
     1,125,000     Mesquite, TX HFDC, (Christian Care Centers, Inc.), Retirement Facility Revenue Bonds (Series            1,174,770
                   2005), 5.625%, 02/15/2035
       500,000     North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding               527,690
                   Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022
     1,250,000     North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility        1,390,163
                   Revenue Bonds (Series 1999), 7.500%, (United States Treasury PRF 11/15/2009@102), 11/15/2029
       750,000     Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C),                774,075
                   5.400%, 04/01/2018
     2,000,000     Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2001C), 5.200%,           2,060,360
                   05/01/2028
       250,000     Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%,             270,260
                   08/01/2022
       500,000     Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003A), 5.800%,             535,715
                   07/01/2022
     1,100,000     Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp.         1,172,655
                   Edgemere Project), Revenue Bonds (Series 2006A), 6.000%, 11/15/2036
     3,400,000     Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A),               3,574,216
                   5.000%, 04/01/2026
       715,000     Travis County, TX Health Facilities Development Corp., (Querencia at Barton Creek), Retirement            732,839
                   Facility Revenue Bonds, 5.650%, 11/15/2035
     4,190,000     University of Texas, Financing System Revenue Bonds (Series 2006B), 5.000%, 08/15/2031                  4,420,785
     2,970,000     Wharton, TX ISD, School Building UT GO Bonds, 5.000%, (PSFG GTD), 02/15/2032                            3,103,828
                      TOTAL                                                                                               32,618,888
                   UTAH--1.0%
     1,475,000     Utah State Board of Regents, (Utah State University), Revenue Bonds (Series 2004), 5.250%, (MBIA        1,585,964
                   Insurance Corp. INS), 04/01/2020
     5,000,000     Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.000%, (United States            5,318,350
                   Treasury PRF 12/15/2012@100), 06/15/2032
                      TOTAL                                                                                                6,904,314
                   VIRGINIA--0.8%
     4,485,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, 06/01/2037                               4,792,267
     1,170,000     Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds            1,264,524
                   (Series 2003), 6.000%, 04/01/2033
                      TOTAL                                                                                                6,056,791
                   WASHINGTON--1.4%
     4,455,000     Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 07/01/2024          4,719,003
     1,160,000     Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023                       1,205,646
       500,000     Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue             540,305
                   Bonds (Series 2003), 6.000%, 12/01/2018
     1,000,000     Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds               1,043,260
                   (Series 2005), 5.500%, 12/01/2030
     1,000,000     Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley               1,096,440
                   Hospital), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023
       820,000     Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023                                  859,819
       500,000     Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022                                  524,850
                      TOTAL                                                                                                9,989,323
                   WEST VIRGINIA--0.3%
     1,000,000     Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1),          1,046,730
                   Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034
     1,000,000     West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital              1,068,990
                   Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019
                      TOTAL                                                                                                2,115,720
                   WISCONSIN--0.8%
       160,000     Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A),               174,374
                   6.750%, 08/15/2034
       160,000     Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%,             172,779
                   06/01/2034
     1,000,000     Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034          1,103,430
       750,000     Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds (Series 2006A), 5.375%, 02/15/2034           787,763
       250,000     Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%,                    263,880
                   04/01/2034
     1,400,000     Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%,          1,426,712
                   03/01/2035
     2,000,000     Wisconsin State HEFA, (Wheaton Franciscan HealthCare), Revenue Bonds (Series 2006A), 5.250%,            2,083,740
                   08/15/2031
                      TOTAL                                                                                                6,012,678
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $408,737,085)                                               420,816,690
                   SHORT-TERM MUNICIPALS --5.3%3
                   ALABAMA--0.6%
     4,200,000     Columbia, AL IDB, PCR (Series 1999-C) Daily VRDNs (Alabama Power Co.), 3.690%, 2/1/2007                 4,200,000
                   ALASKA--0.2%
     1,700,000     Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.), (BP PLC            1,700,000
                   GTD), 3.720%, 2/1/2007
                   ARIZONA--0.6%
     4,000,000     Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.), (Bank of New            4,000,000
                   York LOC), 3.540%, 2/7/2007
                   CALIFORNIA--0.1%
     1,050,000     Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs, (Dexia              1,050,000
                   Credit Local LIQ), (Dexia Credit Local LIQ), 3.450%, 2/1/2007
                   DISTRICT OF COLUMBIA--0.4%
     3,000,000     District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.), (SunTrust           3,000,000
                   Bank LOC), 3.620%, 2/7/2007
                   ILLINOIS--0.4%
     2,500,000     Chicago, IL Board of Education, (Series 2004C-1) Daily VRDNs, (DePfa Bank PLC LIQ, FSA INS),            2,500,000
                   3.720%, 2/1/2007
                   MICHIGAN--0.6%
     4,000,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement            4,000,000
                   Communities, Inc.), (LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007
                   NORTH CAROLINA--0.3%
     2,300,000     North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial),           2,300,000
                   3.600%, 2/1/2007
                   PENNSYLVANIA--0.4%
     3,200,000     Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation Corp.),              3,200,000
                   (Barclays Bank PLC LOC), 3.720%, 2/1/2007
                   TENNESSEE--1.4%
     2,700,000     Blount County, TN Public Building Authority, (Series 2006D-8-A) Daily VRDNs (Blount County, TN),        2,700,000
                   (XL Capital Assurance Inc. INS, DePfa Bank PLC LIQ), 3.710%, 2/1/2007
     2,000,000     Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN),          2,000,000
                   (FSA INS, JPMorgan Chase Bank, N.A. LIQ), 3.710%, 2/1/2007
     2,335,000     Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN),               2,335,000
                   (JPMorgan Chase Bank, N.A. LIQ, FSA INS), 3.710%, 2/1/2007
     3,380,000     Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN),              3,380,000
                   (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.710%, 2/1/2007
                      TOTAL                                                                                               10,415,000
                   UTAH--0.3%
     2,300,000     Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.),             2,300,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.730%, 2/1/2007
                      TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                               38,665,000
                      TOTAL INVESTMENTS --- 100.4%                                                                       726,176,610
                      (IDENTIFIED COST $675,583,916)4
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.4)%                                                    (2,599,809)
                      TOTAL NET ASSETS --- 100%                                                                        $ 723,576,801

At January 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $9,816,925, which represented 1.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $4,557,965, which represented 0.6% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At January 31, 2007, the cost of investments for federal tax purposes was $675,583,718. The net unrealized appreciation of investments for federal tax purposes was $50,592,892. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $51,228,063 and net unrealized depreciation from investments for those securities having an excess of cost over value of $635,171.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
Trustees, held at January 31, 2006, is as follows:

SECURITY                                                                                               ACQUISITION       ACQUISITION
                                                                                                       DATE                     COST
California Statewide Communities Development Authority, (Thomas Jefferson School of Law),
Refunding Revenue Bonds (Series 2005B), 4.875%, 10/1/2031                                              8/26/2005        $1,245,400
Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement
Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034                                           12/23/2004       $1,279,850
New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%,
3/1/2035                                                                                               3/15/2005        $2,500,000

    The following acronyms are used throughout this portfolio:

 ADR    --American Depositary Receipt
 AMBAC  --American Municipal Bond Assurance Corporation
 COPs   --Certificates of Participation
 EDA    --Economic Development Authority
 EDRBs  --Economic Development Revenue Bonds
 FGIC   --Financial Guaranty Insurance Company
 FHA    --Federal Housing Administration
 FSA    --Financial Security Assurance
 GO     --General Obligation
 GTD    --Guaranteed
 HDA    --Hospital Development Authority
 HEFA   --Health and Education Facilities Authority
 HFDC   --Health Facility Development Corporation
 IDA    --Industrial Development Authority
 IDB    --Industrial Development Bond
 IDC    --Industrial Development Corporation
 IDFA   --Industrial Development Finance Authority
 ISD    --Independent School District
 INS    --Insured
 LIQ    --Liquidity Agreement
 LOC    --Letter of Credit
 LT     --Limited Tax
 PCR    --Pollution Control Revenue
 PCRBs  --Pollution Control Revenue Bonds
 PRF    --Prerefunded
 PSFG   --Permanent School Fund Guarantee
 Q-SBLF --Qualified State Bond Loan Fund
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes



INSERT PORTFOLIO

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 16, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007